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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21564

                       Blue Rock Market Neutral Fund, LLC
               (Exact name of registrant as specified in charter)

               445 East Lake Street, Suite 203, Wayzata, MN 55391
               (Address of principal executive offices) (Zip code)

  Blue Rock Advisors, Inc., 445 East Lake Street, Suite 203, Wayzata, MN 55391
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD

There are no voting records to report for the period July 1, 2005 - June 30, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blue Rock Market Neutral Fund, LLC

(Signature and Title)


By /s/ Robert W. Fullerton
   ------------------------------------
   Robert W. Fullerton
   Principal Executive Officer

Date August 29, 2006